Adjustments to Previously Reported Amounts - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Adjustments For Change In Accounting Principle [Line Items]
Reduction of net revenue	$ 284,933	$ 320,352	$ 321,141	$ 327,744	$ 276,605	$ 306,639	$ 309,526	$ 301,106	$ 262,465	$ 1,245,842	$ 1,179,736	$ 1,130,714
Reduction of net Income	(4,837)				(10,263)					40,139	7,890	6,858
Decrease in basic and diluted earning per share	$ (0.05)				$ (0.11)
Adjusted [Member]
Adjustments For Change In Accounting Principle [Line Items]
Reduction of net revenue					6,874
Reduction of net Income					$ 4,193
Decrease in basic and diluted earning per share					$ 0.04